Cover	Jul. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2026
Entity File Number	001-40992
Entity Registrant Name	SURGEPAYS, INC.
Entity Central Index Key	0001392694
Entity Tax Identification Number	98-0550352
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3124 Brother Blvd.
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Bartlett
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38133
City Area Code	(901)
Local Phone Number	302-9587
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SURG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false